THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR AGGRESSIVE VALUE ETF
JANUARY 31, 2024 (UNAUDITED)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 96.2%

	Shares	Value
CANADA — 8.6%
Cenovus Energy	148,484	$2,402,471
Suncor Energy	64,000	2,119,680

		4,522,151

FRANCE — 2.3%
Airbus ADR	30,000	1,191,000

JAPAN — 4.8%
Nintendo ADR	181,075	2,515,132

UNITED STATES — 80.5%
Air Lease	52,000	2,174,120
Alphabet *	11,408	1,598,261
American Express	7,800	1,565,772
Applied Materials	6,400	1,051,520
Bristol-Myers Squibb	40,000	1,954,800
Centene *	28,000	2,108,680
Chevron	15,918	2,346,791
Constellation Brands	8,025	1,966,767
Corteva	30,628	1,392,961
Delta Air Lines	44,500	1,741,730
Energy Transfer	135,620	1,939,366
Goldman Sachs Group	4,700	1,804,847
Intercontinental Exchange	12,400	1,578,892
Laboratory Corp of America Holdings	9,219	2,049,383
Medtronic	26,000	2,276,040
PPG Industries	13,264	1,870,755
RTX	35,000	3,189,200
Sysco	21,436	1,734,815
TE Connectivity	13,000	1,848,470
Texas Instruments	12,800	2,049,536
Uber Technologies *	12,000	783,240
Union Pacific	4,975	1,213,552
Waters *	6,328	2,010,469

		42,249,967

TOTAL COMMON STOCK
(Cost $42,034,252)		50,478,250

TOTAL INVESTMENTS — 96.2%
(Cost $42,034,252)		$50,478,250

Percentages are based on Net Assets of $52,491,685.

*	Non-income producing security.

ADR — American Depositary Receipt

CMB-QH-010-3300

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